ADDITIONAL CASH FLOW INFORMATION (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
ADDITIONAL CASH FLOW INFORMATION
Grants receivable and other current assets	$ 401	$ (111)
Deferred grants	20	(1,511)
Mining tax credits	(353)	(1,707)
Sales taxes receivable	30	(1,266)
Prepaid expenses	(370)	(2,553)
Accounts payable and accrued liabilities	(2,796)	3,901
Total net change in working capital	(3,068)	(3,247)
Items not affecting cash
Income tax received	558
Interest paid	69	101
Property, plant and equipment included in accounts payable and accrued liabilities	7,447	5,068
Share issue costs included in accounts payables and accrued liabilities	8	49
Cost to issue the convertible notes included in accounts payable and accrued liabilities	$ 659
Shares issued for interest payment		$ 2,697